SEC Schedule III Real Estate and Accumulated Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Real Estate and Accumulated Depreciation
Encumbrances	$ 31,962,692
Initial Cost
Land	14,703,359
Building and Building Improvements	51,308,076
Cost Capitalized Subsequent to Acquisition	2,750,604
Decrease in net investment	(4,945,430)
Gross Amount at Period End
Land	10,000,000
Building and Building Improvements	53,816,609
Total	63,816,609	$ 67,212,039
Accumulated Depreciation	5,491,541	$ 3,826,700
CA | Office
Real Estate and Accumulated Depreciation
Encumbrances	31,962,692
Initial Cost
Land	0
Building and Building Improvements	51,308,076
Cost Capitalized Subsequent to Acquisition	2,508,533
Decrease in net investment	0
Gross Amount at Period End
Land	0
Building and Building Improvements	53,816,609
Total	53,816,609
Accumulated Depreciation	$ 5,491,541
Date of Construction	Jun. 30, 2002
Date Acquired	Jul. 30, 2018
Life Used for Depreciation	40 years
PA | Land
Real Estate and Accumulated Depreciation
Encumbrances	$ 0
Initial Cost
Land	14,703,359
Building and Building Improvements	0
Cost Capitalized Subsequent to Acquisition	242,071
Decrease in net investment	(4,945,430)
Gross Amount at Period End
Land	10,000,000
Building and Building Improvements	0
Total	10,000,000
Accumulated Depreciation	$ 0
Date Acquired	Jan. 09, 2019